Investment in equity method investees	12 Months Ended
Dec. 31, 2012
Investment in equity method investees
Investment in equity method investees

4. Investment in equity method investees

  Elyn and Joychildren

        In December 2009, the Company obtained a 40% equity interest in Elyn Corporation ("Elyn"), a newly formed entity and its wholly owned subsidiary Taiwan Taomee Co., LTD ("Taiwan Taomee"), of which 20% was initially held through a related party, as consideration, in exchange for a three-year exclusive right to operate three virtual worlds on the Group's online entertainment platform in Taiwan and other areas in Asia. The fair value of the exclusive operating right contributed by the Company was $1,666,680. As the Company has the ability to exercise significant influence over Elyn, the Group accounts for this investment using the equity method of accounting.

        In February 2011, the Company entered into an agreement to sell 10.5% of its equity interest in Elyn that had been indirectly held by the related party. Of the 10.5% equity interest in Elyn, 9.14% was sold to Qiming Funds, which are existing shareholders of the Company and 1.36% was sold to a third party investor for $3,385,000, and $500,000, respectively in cash. A gain of $3,662,098 was recognized in share of profit in equity method investments in the consolidated statement of operations. In addition, the nominee shareholding agreement was terminated with the related party and the Company now holds all its 29.5% equity in Elyn directly, and continues to account for this investment using the equity method.

        On August 12, 2011, the Company's equity interest in Elyn was diluted from 29.5% to 28.8% as a result of Elyn's issuing shares to its employees.

        In November 2011, Taiwan Taomee underwent a reorganization and contemporaneously issued new ordinary shares to existing shareholders and certain employees. As a result of such transactions, the Company's equity interest in Taiwan Taomee was changed from 28.8% interest held through Elyn to a 27.6% effective interest which is now held through (1) 29.50% in Elyn, which held 72.09% of Taiwan Taomee, and (2) 28.77% in Joy Children, shell company with no operations, which owned 21.86% of Taiwan Taomee after the reorganization. The change in equity interest reflected a dilution resulting from shares issued to Taiwan Taomee's employees, which were accounted for by Taiwan Taomee as stock compensation. In addition, the Company paid total consideration of $668,992 in cash for the newly issued shares of Taiwan Taomee through Joy Children, which was recorded as an increase in equity method investment.

        In July 2012, the Company's aggregated equity interest through Elyn and Joy Children in Taiwan Taomee was diluted from 27.6% to 27.1% i.e. (1) 29.50% in Elyn, which holds 70.88% of Taiwan Taomee and (2) 28.77% in Joy Children, which holds 21.49% of Taiwan Taomee. The dilution was mainly due to the issue of new ordinary shares by Taiwan Taomee from capital surplus and appropriations of 2011 earnings to certain existing shareholders and employees.

        The Group's equity in profit in 2010, 2011 and 2012 was $546,437, $965,959 and $506,644 of Elyn and nil, $7,757 and $191,381 of Joy Children, respectively, and was recognized as share of profit in equity method investment in the consolidated statements of operations.

  Ruigao

        In October 2010, pursuant to an equity investment agreement entered into with Shenzhen Decent Investment Limited (Note 15) and two individuals unrelated to the Group, Shenzhen Ruigao Information Technology Co., Ltd. ("Ruigao") was formed in the PRC for the purpose of developing console games. Shanghai Taomee obtained a 17.65% equity interest in Ruigao for total cash consideration of $986,370, which was paid in two installments, with the first payment being made in October 2010 and the remaining payment of $502,534 being paid in the first quarter of 2011. As Shanghai Taomee has the ability to exercise significant influence over Ruigao, the Group accounts for this investment using the equity method of accounting.

        In May 2012, a third party investor obtained 7.5% equity interest in Ruigao through capital injection. As a result of this transaction, Shanghai Taomee's effective equity interest in Ruigao was diluted to 15.61%.

        In July 2012, Shanghai Taomee sold all its equity interest in RuiGao for $1,041,124 and recorded a gain of $323,982.

        The Group's equity in losses of Ruigao in 2010 and 2011 was $52,864 and $411,533, respectively. The Group's equity in profit of Ruigao in 2012 was $152,953.

  Chuangyou

        In the first quarter of 2012, the Company paid RMB 900,000 ($142,694) to acquire a 6% of equity interest in Guangzhou Chuangyou Information Technology Co., Ltd ("Chuangyou"), a company principally engaged in the design and development of online games in China, and a call option to further subscribe for a 13.16% newly issued equity interest in the future at RMB 3,500,000 (equivalent to $555,476) if certain operating targets are met ("Call Option"). In September 2012, the Company exercised the Call Option and completed the further acquisition in January 2013 with a total equity share of 19.16%. Prior to these events, Chuangyou was a related party of the Company as one of Chuangyou's investors is the Company's director and also a principal shareholder. Refer to Note 15 for detail description of related party transactions.

        As Shanghai Taomee has the ability to exercise significant influence over Chuangyou, the Group accounts for this investment using the equity method of accounting.

        The Group's equity in the losses of Chuangyou in 2012 was $35,310 and was recognized as share of loss in equity method investment in the consolidated statements of operations.